RELATED PARTY NOTES PAYABLE, AND ACCRUED EXPENSES AND OTHER LIABILITIES (Details Narrative) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Notes payable related parties		$ 29,740	$ 0
Accrued expenses and other liabilities	$ 126,636	$ 14,704	$ 14,704